INTERESTS IN JOINT ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Joint operations [member]
Disclosure of joint operations [line items]
Disclosure of joint operations [text block]
The following tables set forth summarized financial information of the more significant interests in joint arrangements, which qualify as joint operations:

	12-31-2023		12-31-2022
Celulosa y Energía Punta Pereira S.A.	Assets	Liabilities	Assets	Liabilities
(Uruguay)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	408,066	44,798	478,480	114,012
Non-current	1,948,800	133,661	1,982,237	141,588
Equity	-	2,178,407	-	2,205,117
Total joint arrangement	2,356,866	2,356,866	2,460,717	2,460,717
Investment	1,089,204		1,102,559

	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Income	941,429	1,108,952
Expenses	(664,772)	(636,797)
Joint arrangement net income (loss)	276,657	472,155

	12-31-2023		12-31-2022
	Assets	Liabilities	Assets	Liabilities
Forestal Cono Sur S.A. (consolidated)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	51,173	5,911	30,769	5,894
Non-current	150,619	3,931	158,787	4,119
Equity	-	191,950	-	179,543
Total joint arrangement	201,792	201,792	189,556	189,556
Investment	95,975		89,772

	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Income	8,775	2,870
Expenses	3,632	(434)
Joint arrangement net income (loss)	12,407	2,436

	12-31-2023		12-31-2022
	Assets	Liabilities	Assets	Liabilities
Eufores S.A. (consolidated)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	150,509	223,974	125,027	193,423
Non-current	965,695	116,226	892,452	119,050
Equity	-	776,004	-	705,006
Total joint arrangement	1,116,204	1,116,204	1,017,479	1,017,479
Investment	388,002		352,503

	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Income	288,378	252,524
Expenses	(216,764)	(237,338)
Joint arrangement net income (loss)	71,614	15,186

	12-31-2023		12-31-2022
Zona Franca Punta Pereira S.A.	Assets	Liabilities	Assets	Liabilities
(Uruguay)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	6,842	90,235	13,824	101,385
Non-current	425,634	-	432,769	-
Equity	-	342,241	-	345,208
Total joint arrangement	432,476	432,476	446,593	446,593
Investment	171,121		172,604

	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Income	21,172	20,703
Expenses	(24,139)	(10,120)
Joint arrangement net income (loss)	(2,967)	10,583

Joint ventures [member]
Disclosure of joint operations [line items]
Disclosure of joint ventures [text block]
The following tables set forth summarized financial information of the more significant interests in joint ventures accounted in for equity method and its movements are presented in Note 15:

	12-31-2023		12-31-2022
	Assets	Liabilities	Assets	Liabilities
Eka Chile S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	16,898	4,397	17,673	4,821
Non-current	39,854	5,142	39,496	5,347
Equity	-	47,213	-	47,001
Total joint arrangement	56,752	56,752	57,169	57,169
Investment	23,607		23,501

	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Income	50,825	45,335
Expenses	(47,613)	(41,580)
Joint arrangement net income (loss)	3,212	3,755
Other comprehensive income	-	-
Comprehensive income	3,212	3,755
Dividends	1,500	500

	12-31-2023		12-31-2022
	Assets	Liabilities	Assets	Liabilities
Sonae Arauco S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	274,085	202,434	320,837	229,330
Non-current	705,465	346,471	668,138	352,759
Equity	-	430,645	-	406,886
Total joint arrangement	979,550	979,550	988,975	988,975
Net assets	194,762		180,896
Net asset adjustment (goodwill)	20,561		22,547
Investment	215,323		203,443

	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Income	1,018,422	1,241,698
Expenses	(1,005,984)	(1,159,060)
Joint arrangement net income (loss)	12,438	82,638
Other comprehensive income	-	-
Comprehensive income	12,438	82,638
Dividends	-	33,176

	12-31-2023		12-31-2022
	Assets	Liabilities	Assets	Liabilities
Agrícola El Paque SpA.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	245	77	966	1,360
Non-current	4,240	225	18,914	5,450
Equity	-	4,183	-	13,070
Total joint arrangement	4,485	4,485	19,880	19,880
Investment	2,091		6,534

	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Income	-	-
Expenses	37	379
Joint arrangement net income (loss)	37	379
Other comprehensive income	-	-
Comprehensive income	37	379
Dividends	-	-

	12-31-2023		12-31-2022
	Assets	Liabilities	Assets	Liabilities
Parque Eólico Ovejera del Sur SpA.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	301	95	100	224
Non-current	3,103	-	2,885	-
Equity	-	3,309	-	2,761
Total joint arrangement	3,404	3,404	2,985	2,985
Investment	1,655		1,381

	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Income	-	-
Expenses	(63)	(43)
Joint arrangement net income (loss)	(63)	(43)
Other comprehensive income	-	-
Comprehensive income	(63)	(43)
Dividends	-	-

	02-28-2023		12-31-2022
	Assets	Liabilities	Assets	Liabilities
E2E SpA.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	7,693	20,282	7,361	20,327
Non-current	21,411	2,520	20,914	11,301
Equity	-	6,302	-	(3,353)
Total joint arrangement	29,104	29,104	28,275	28,275
Investment	3,151		-

	02-28-2023	12-31-2022
	ThU.S.$	ThU.S.$
Income	224	2,183
Expenses	(1,244)	(35,759)
Joint arrangement net income (loss)	(1,020)	(33,576)
Other comprehensive income	-	-
Comprehensive income	(1,020)	(33,576)
Dividends	-	-

	12-31-2023		12-31-2022
	Assets	Liabilities	Assets	Liabilities
Agrícola San Gerardo SpA.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	765	2,225	844	62
Non-current	4,981	-	5,661	2,871
Equity	-	3,521	-	3,572
Total joint arrangement	5,746	5,746	6,505	6,505
Investment	1,761		1,786

	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Income	-	-
Expenses	31	109
Joint arrangement net income (loss)	31	109
Other comprehensive income	-	-
Comprehensive income	31	109
Dividends	-	-

	12-31-2023		12-31-2022
	Assets	Liabilities	Assets	Liabilities
Agrícola Fresno SpA	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	2,939	7,558	28,952	1,657
Non-current	96,303	1,159	58,755	7,232
Equity	-	90,525	-	78,818
Total joint arrangement	99,242	99,242	87,707	87,707
Investment	45,263		39,409

	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Income	-	-
Expenses	(1,198)	(33)
Joint arrangement net income (loss)	(1,198)	(33)
Other comprehensive income	-	-
Comprehensive income	(1,198)	(33)
Dividends	-	-

	12-31-2023		12-31-2022
	Assets	Liabilities	Assets	Liabilities
TreeCo Inc.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	3,500	-	-	-
Non-current	92,143	-	-	-
Equity	-	95,643	-	-
Total joint arrangement	95,643	95,643	-	-
Investment	48,900	-	-

	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Income	-	-
Expenses	-	-
Joint arrangement net income (loss)	-	-
Other comprehensive income	-	-
Comprehensive income	-	-
Dividends	-	-